Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	09/01/16
End of Period:	09/30/16
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	10/18/16
Distribution Date:	10/20/16
Transaction Month:	12

2015-3 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323

Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$915,715,637

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,986,619
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,749,672
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	5,588,705
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	17,324,996

{7} End of period Aggregate Securitization Value					{7}	$898,390,641

{8} Pool Factor					{8}	82.855328%

RECONCILIATION OF 2015-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,068,000,000

{10} Beginning of period Exchange Note Balance					{10}	$899,427,314

{11} Exchange Note Principal Payment Amount					{11}	17,324,996

{12} End of period Exchange Note Balance					{12}	$882,102,318

{13} Note Pool Factor					{13}	82.593850%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{15} Beginning of period Note Balance	{15}	$0	$51,107,489	$219,817,153	$321,010,000	$97,160,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	3,268,204	14,056,792	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$47,839,285	$205,760,361	$321,010,000	$97,160,000

{21} Note Pool Factor	{21}	0.000000%	72.450833%	72.450831%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$799,154,642

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		17,324,996
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$781,829,646

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		78.162642%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$915,715,637

{31} Ending Designated Pool Balance							{31}	898,390,641
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	898,390,641

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$17,324,996

Interest calculation:

	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$899,427,314	$0	3.49%	30	30/360	$2,615,834

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$15,186,613
{37} Net Liquidation Proceeds collected during period							{37}	8,059,888
{38} Investment Earnings							{38}	6,893
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(6,893)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	23,246,501

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	763,096
{43} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,615,834
{44} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	17,324,996
{45} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	2,542,575

{47} Total Distributions:								{47}	$23,246,501

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$915,715,637
{49} Ending Agg. Securitization Value						{49}	898,390,641
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	17,324,996

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	17,324,996

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$17,324,996

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.45000%	30	Actual/360	$0
{56}	Class A-2A	$51,107,489	0	1.17%	30	30/360	49,830
{57}	Class A-2B	$219,817,153	0	1.11178%	30	Actual/360	203,657
{58}	Class A-3	$321,010,000	0	1.69%	30	30/360	452,089
{59}	Class A-4	$97,160,000	0	1.81%	30	30/360	146,550
{60}	Class B	$41,750,000	0	2.32%	30	30/360	80,717
{61}	Class C	$38,490,000	0	2.98%	30	30/360	95,584
{62}	Class D	$29,820,000	0	3.48%	30	30/360	86,478

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-3 Exchange Note Collections							{63}	$19,940,830
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	6,893
{66} Investment Earnings - and amounts released from Reserve Account							{66}	1,476
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	19,949,199

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{74}	0
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{75}	49,830
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{76}	203,657
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{77}	452,089
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{78}	146,550
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class B Noteholders’ Interest Distributable Amount							{80}	80,717
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class C Noteholders’ Interest Distributable Amount							{82}	95,584
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class D Noteholders’ Interest Distributable Amount							{84}	86,478
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Noteholders’ Principal Distributable Amount							{86}	17,324,996
{87} To the Reserve Account, the Reserve Amount Required Amount							{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{88}	0
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining							{92}	1,508,673

{93} Total Distributions:								{93}	$19,949,199

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds	Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account	(I) or (II)
{94}	Class A	$689,094,642	$898,390,641	$0	$19,096,448	$0
{95}	Class B	730,844,642	898,390,641	0	19,015,731	0
{96}	Class C	769,334,642	898,390,641	0	18,920,147	0
{97}	Class D	799,154,642	898,390,641	0	18,833,669	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{98} Excess Total Available Funds							{98}	$1,508,673

{99} Beginning Note Balance					{99}	799,154,642
{100} Principal payments through Indenture Section 8.3 (i) through (xvii)					{100}	17,324,996
{101} Pro-Forma Note Balance						{101}	781,829,646

{102} Ending Aggregate Securitization Value					{102}	898,390,641
{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)					{103}	116,560,995
{104} Required Pro Forma Note Balance {102} - {103}						{104}	781,829,646

{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}							{105}	0

{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{106}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{107} Ending Aggregate Securitization Value							{107}	$898,390,641
{108} End of Period Note Balance							{108}	882,102,318
{109} Overcollateralization							{109}	16,288,323
{110} Overcollateralization %								{110}	1.81%

Asset Backed Notes:
{111} Ending Aggregate Securitization Value							{111}	898,390,641
{112} End of Period Note Balance							{112}	781,829,646
{113} Overcollateralization							{113}	116,560,995
{114} Overcollateralization %								{114}	12.97%

RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
{115} Specified Reserve Balance								{115}	$5,421,442

{116} Beginning of Period Reserve Account balance								{116}	$5,421,442
{117} Investment Earnings							{117}	1,476
{118} From the Indenture Collection Account, the Reserve Account Required Amount							{118}	0
{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{119}	0
{120} Total Reserve balance available:								{120}	5,422,918

{121} Specified Reserve Balance								{121}	5,421,442

{122} Release Excess Cash to Indenture Collection Available Funds								{122}	1,476

{123} End of period Reserve Account balance								{123}	$5,421,442

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{124} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.								{124}	Yes
{125} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.								{125}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization & Conduit Reporting-Treasury
Date:	October 17, 2016

GM Financial

GMALT 2015-3

Supplemental Monthly Data

September 30, 2016

	Aggregate Securitization Value	Residual Value
Beginning of Period	$915,715,637	$698,905,690
Change	(17,324,996)	(5,635,164)

End of Period	$898,390,641	$693,270,526
Residual Value as % of Agg. Securitization Value		77.17%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	40,497	887,597,943	98.80%
31 - 60 days	366	8,076,083	0.90%
61 - 90 days	112	2,333,594	0.26%
over 90 days	18	383,021	0.04%

Total	40,993	898,390,641	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	146	4,036,151	1,294	36,922,857
Standard terminations	9	188,941	114	2,276,586

Total retained by lessee	155	4,225,092	1,408	39,199,443
Returned Vehicles
Early terminations	80	1,306,181	266	4,173,792
Standard terminations	4	57,432	51	721,948

Total returned to dealer	84	1,363,613	317	4,895,740
Charged off leases / Repossessed vehicles	80	1,749,672	599	13,446,795
Repurchases	0	0	7	218,811
Other	0	0	0	0

Total terminations	319	7,338,377	2,331	57,760,789

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,749,672	13,446,795
less: Sales proceeds	1,320,236	10,401,613
less: Excess wear and excess mileage received	0	0
less: Other amounts received	51,120	463,187

Net Credit (Gain) Loss	378,316	2,581,995

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	1,342,457	4,789,661
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	1,460,990	5,349,050
less: Excess wear and excess mileage received	0	4,778
less: Other recovery amounts	28,667	67,682

Residual (Gain) Loss	(147,200)	(631,849)

	Current Period	Prev. Month
Prepay Speed	0.6651%	0.6942%

Return Rate	381.8182%	0.0000%

(1)	Percentages may not add to 100% due to rounding.